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March 1, 1999


The information below supplements Massachusetts Mutual Life Insurance Company's Flex Extra Prospectus dated May 1, 1998. Please place this supplement with your prospectus and retain it for future reference.

______________________________________________________________________________


                                  FLEX EXTRA
                        Supplement dated March 1, 1999
                      to the Prospectus dated May 1, 1998


The Flex Extra Prospectus is amended as follows in order to indicate a change in the Service Center telephone number:

1. Effective March 1, 1999, the last sentence in the fourth paragraph on page 1 is revised to read as follows:

    Certain additional information about the Separate Accounts is contained in a Statement of Additional Information dated May 1, 1998, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference and is available upon written or oral (1-800-366-8226) request and without charge from the Service Center, H305, P.O. Box 9067, Springfield, Massachusetts 01102-9067.

2. Effective March 1, 1999, the last sentence of the paragraph on page 23 is revised to read as follows:

    To obtain a copy, return this request form to the address shown below or telephone 1-800-366-8226.